Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Valuation Allowance [Line Items]
Opening valuation allowance	₨ 715,340	$ 10,343	₨ 12,845
Movement during the Year	(386,942)	(5,595)	(451,558)
Closing valuation allowance	₨ 328,398	$ 4,748	715,340
Accounting Standards Update 2016-16 [Member]
Valuation Allowance [Line Items]
Movement during the Year			₨ 1,154,053